Chartwell Funds

FILED VIA EDGAR

December 4, 2018

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Chartwell Funds

File No. 811-23244

Ladies and Gentlemen:

On behalf of Chartwell Funds (the “Registrant”) and pursuant to Rule 497 under the Securities Act of 1933 (the “Securities Act”), the purpose of this filing is to submit an exhibit containing interactive data format Risk/Return Summary information using the eXtensible Business Reporting Language (XBRL). The XBRL files reflect the risk/return summary information in the Prospectus of the Registrant, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on November 13, 2018 (accession number 0001398344-18-016400).

Please contact the undersigned at 513-587-4262 if you have any questions concerning this filing.

Very truly yours,

/s/ Maggie Bull

Maggie Bull

Assistant Secretary